Taxation - Schedule of Effect of Tax Holidays (Detail) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Income Tax Disclosure [Abstract]
The aggregate amount				1,699
Basic				0.01
Diluted				0.01